PROVISION FOR INCOME TAXES (Details Narrative) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Federal net operating losses		$ 7,120,000	$ 6,670,000
Future taxable income		$ 2,870
Net operating loss carry forwards, description		net operating loss carry forwards (NOL), if not utilized, will expire in 2037 for federal purposes
U.S. federal corporate income tax rate	21.00%	0.00%	0.00%
Restricted Stock Option [Member] | Stock Plan 2010 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Federal net operating losses		$ 2,200,000	$ 2,030,000